Goodwill and intangible assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Cost	$ 25,077	$ 25,077
Accumulated Amortization	(9,193)	(6,247)
NBV	15,884	18,830
Amortization Schedule
October 1, to December 31, 2014	378
2015	1,505
2016	1,380
2017	988
2018	988
Thereafter	10,645
Below Market Acquired Time Charter
Finite Lived Intangible Assets [Line Items]
Cost	1,915	1,915
Accumulated Amortization	(1,915)	(94)
NBV	0	1,821
Amortization Schedule
October 1, to December 31, 2014	0
2015	0
2016	0
2017	0
2018	0
Thereafter	0
Concession agreements
Finite Lived Intangible Assets [Line Items]
Cost	19,797	19,797
Accumulated Amortization	(4,950)	(4,214)
NBV	14,847	15,583
Amortization Schedule
October 1, to December 31, 2014	250
2015	988
2016	988
2017	988
2018	988
Thereafter	10,645
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Cost	3,365	3,365
Accumulated Amortization	(2,328)	(1,939)
NBV	1,037	1,426
Amortization Schedule
October 1, to December 31, 2014	128
2015	517
2016	392
2017	0
2018	0
Thereafter	$ 0